Commitments and Contingencies - Additional Information (Detail)	3 Months Ended
Mar. 11, 2021 USD ($) $ / shares shares
CommitmentsAndContingenciesDisclosure [Line Items]
Deferred underwriting commissions	$ 11,200,000
Underwriting Agreement [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Additional public share issued under over allotment option | shares	4,000,000
Underwriting discount per unit | $ / shares	$ 0.20
Underwriting discount	$ 6,400,000
Deferred underwriting commissions per unit | $ / shares	$ 0.35
Deferred underwriting commissions	$ 11,200,000
Forward Purchase Agreement [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Shares issued, value	$ 150,000,000
Shares issued, price per share | $ / shares	$ 10.00
Additional public share issued under forward purchase agreement	$ 50,000,000
Additional public share issued under forward purchase agreement, shares | shares	5,000,000
Over-Allotment Option [Member]
CommitmentsAndContingenciesDisclosure [Line Items]
Underwriters option vesting period	45 days